Segment Reporting (Tables)	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Summary of Operating Segments
The relevant segment reporting as of the indicated dates is as follows:

	Banks	Ecosistema Naranja X	Insurance	Other Businesses	Adjustments	Total as of 12.31.20
Net Income from interest	58,831,043	16,840,974	726,890	6,846	226,467	76,632,220
Net fee Income	20,979,744	16,669,667	—	(6,111)	(1,085,741)	36,557,559
Net Income from Financial Instruments measured at fair value through Profit or Loss	65,986,310	1,989,036	77,616	1,279,844	(904)	69,331,902
Income from Derecognition of Assets Measured at Amortized Cost	(3,129)	—	—	—	—	(3,129)
Exchange rate Differences on Gold and Foreign Currency	6,024,766	370,320	(27,351)	679,712	—	7,047,447
Other Operating Income	17,172,602	3,474,652	504,655	2,364,197	(1,193,475)	22,322,631
Income from Insurance Business	—	—	3,496,191	—	2,005,616	5,501,807
Loan and other Receivables Loss Provisions	(29,971,572)	(4,724,863)	16,686	—	—	(34,679,749)
Personnel Expenses	(22,089,728)	(8,079,947)	(1,217,560)	(437,866)	—	(31,825,101)
Administrative Expenses	(21,429,312)	(8,678,399)	(656,618)	(728,295)	121,002	(31,371,622)
Depreciation and Impairment of Assets	(6,116,752)	(1,868,167)	(270,398)	(28,969)	—	(8,284,286)
Other Operating Expenses	(23,844,607)	(6,669,879)	(4,357)	(259,377)	14,459	(30,763,761)
Loss on net monetary position	(30,367,677)	(4,918,855)	(815,279)	(861,402)	—	(36,963,213)

Operating Income	35,171,688	4,404,539	1,830,475	2,008,579	87,424	43,502,705
Share of profit from Associates and Joint Ventures	33,214	—	—	—	(158,267)	(125,053)
Income before Taxes from Continuing Operations	35,204,902	4,404,539	1,830,475	2,008,579	(70,843)	43,377,652
Income Tax from Continuing Operations	(14,276,569)	(2,245,164)	(512,214)	(810,925)	—	(17,844,872)
Net Income / (Loss) from Continuing Operations	20,928,333	2,159,375	1,318,261	1,197,654	(70,843)	25,532,780

Net Income / (Loss) for the Year	20,928,333	2,159,375	1,318,261	1,197,654	(70,843)	25,532,780
Other Comprehensive Income (Loss)	(206,818)	210	(2,861)	159	—	(209,310)
Net Income (Loss) for the Year Attributable to Parent Company´s Owners	20,721,515	2,160,262	1,315,400	1,197,813	(412,627)	24,982,363
Net Income for the Year Attributable to Non-controlling Interests	—	(677)	—	—	341,784	341,107

	Banks	Ecosistema Naranja X	Insurance	Other Businesses	Adjustments	Total as of 12.31.19
Net Income from interest	32,442,139	13,268,259	1,144,609	72,097	490,269	47,417,373
Net fee Income	21,760,110	17,674,484	—	494	(1,201,852)	38,233,236
Net Income from Financial Instruments measured at fair value through Profit or Loss	95,152,485	3,505,253	97,496	396,262	—	99,151,496
Income from Derecognition of Assets Measured at Amortized Cost	298,801	—	—	—	—	298,801
Exchange rate Differences on Gold and Foreign Currency	11,298,851	165,900	(3,767)	370,468	—	11,831,452
Other Operating Income	23,726,714	4,921,986	538,849	1,158,077	(1,576,194)	28,769,432
Income from Insurance Business	—	—	2,611,331	—	2,389,538	5,000,869
Loan and other Receivables Loss Provisions	(22,228,541)	(8,088,703)	89,576	—	—	(30,227,668)
Personnel Expenses	(24,303,615)	(7,543,907)	(1,109,048)	(328,391)	—	(33,284,961)
Administrative Expenses	(23,885,413)	(8,247,798)	(711,576)	(434,955)	174,543	(33,105,199)
Depreciation and Impairment of Assets	(5,021,671)	(1,558,316)	(291,429)	(23,528)	—	(6,894,944)
Other Operating Expenses	(28,555,476)	(6,378,283)	(501)	(157,840)	9,282	(35,082,818)
Loss on net monetary position	(33,702,521)	(6,306,209)	(1,035,951)	(884,221)	—	(41,928,902)

Operating Income	46,981,863	1,412,666	1,329,589	168,463	285,586	50,178,167
Share of profit from Associates and Joint Ventures	78,244	—	—	—	(78,244)	—
Income before Taxes from Continuing Operations	47,060,107	1,412,666	1,329,589	168,463	207,342	50,178,167
Income Tax from Continuing Operations	(16,723,744)	(523,435)	(466,721)	(36,782)	—	(17,750,682)
Net Income / (Loss) from Continuing Operations	30,336,363	889,231	862,868	131,681	207,342	32,427,485

Net Income / (Loss) for the Year	30,336,363	889,231	862,868	131,681	207,342	32,427,485
Other Comprehensive Income (Loss)	562,786	—	(14,588)	—	—	548,198
Net Income (Loss) for the Year Attributable to Parent Company´s Owners	30,899,149	888,870	848,280	131,681	56,595	32,824,575

Net Income for the Year Attributable to Non-controlling Interests	—	361	—	—	150,747	151,108

	Banks	Ecosistema Naranja X	Insurance	Other Businesses	Adjustments	Total as of 12.31.18
Net Income from interest	49,448,811	19,221,483	886,426	257,238	58,588	69,872,546
Net fee Income	26,131,171	18,702,137	—	(4,995)	(71,981)	44,756,332
Net Income from Financial Instruments measured at fair value through Profit or Loss	33,481,710	1,853,832	45,655	960,312	—	36,341,509
Income from Derecognition of Assets Measured at Amortized Cost	464,175	—	—	—	—	464,175
Exchange rate Differences on Gold and Foreign Currency	7,726,274	(106,375)	8,668	281,690	—	7,910,257
Other Operating Income	14,553,653	7,711,474	343,021	1,937,686	(2,682,854)	21,862,980
Income from Insurance Business	—	—	3,376,653	—	2,632,514	6,009,167
Loan and other Receivables Loss Provisions	(22,770,955)	(11,202,106)	(163,186)	—	—	(34,136,247)
Personnel Expenses	(24,154,702)	(10,034,170)	(1,203,784)	(265,130)	—	(35,657,786)
Administrative Expenses	(21,900,686)	(10,377,775)	(855,854)	(604,877)	64,887	(33,674,305)
Depreciation and Impairment of Assets	(2,134,670)	(1,117,648)	(191,572)	(15,814)	—	(3,459,704)
Other Operating Expenses	(26,853,098)	(8,386,926)	(842)	(150,565)	—	(35,391,431)
Loss on net monetary position	(27,237,770)	(8,051,841)	(1,173,907)	(1,366,921)	—	(37,830,439)

Operating Income	6,753,913	(1,787,915)	1,071,278	1,028,624	1,154	7,067,054
Share of profit from Associates and Joint Ventures	39,842	—	—	—	(39,842)	—
Income before Taxes from Continuing Operations	6,793,755	(1,787,915)	1,071,278	1,028,624	(38,688)	7,067,054
Income Tax from Continuing Operations	(10,491,620)	(2,693,213)	(648,744)	(643,211)	—	(14,476,788)
Net Income / (Loss) from Continuing Operations	(3,697,865)	(4,481,128)	422,534	385,413	(38,688)	(7,409,734)
Loss from Discontinued Operations	(526,463)	—	—	(17,540)	—	(544,003)
Income Tax from Discontinued Operations	(63,469)	—	—	(2,867)	—	(66,336)
Net Income / (Loss) for the Year	(4,287,797)	(4,481,128)	422,534	365,006	(38,688)	(8,020,073)
Other Comprehensive Income (Loss)	(161,113)	—	(22,105)	—	—	(183,218)
Net Income (Loss) for the Year Attributable to Parent Company´s Owners	(4,448,910)	(4,480,349)	400,429	365,006	722,192	(7,441,632)

Net Income for the Year Attributable to Non-controlling Interests	—	(779)	—	—	(760,880)	(761,659)

	Banks	Ecosistema Naranja X	Insurance	Other Businesses	Adjustments	Total as of 12.31.20
ASSETS
Cash and Due from Banks	172,308,807	2,188,741	39,612	2,278,879	(1,392,563)	175,423,476
Debt Securities at fair value through profit or loss	155,892,300	91,762	—	173,800	(738,302)	155,419,560
Derivative Financial Instruments	2,165,032	—	—	—	—	2,165,032
Repurchase Transactions	60,995,643	—	—	—	—	60,995,643
Other Financial Assets	6,920,271	1,281,954	815,104	1,077,956	(1,659)	10,093,626
Loans and Other Financing	439,306,303	88,545,787	473,165	1,463,755	(3,354,891)	526,434,119
Other Debt Securities	21,448,751	174,456	1,617,826	—	(170,656)	23,070,377
Financial Assets Pledged as Collateral	18,639,697	9,126	—	68,620	—	18,717,443
Current Income Tax Assets	—	36,242	160,852	—	—	197,094
Investments in Equity Instruments	5,709,565	—	—	2,119	—	5,711,684
Equity Investments in Associates and Joint Ventures	480,530	—	—	—	(391,388)	89,142
Property, Plant and Equipment	38,189,687	4,859,111	646,688	35,934	—	43,731,420
Intangible Assets	12,850,061	1,534,001	73,415	4,436,289	(4,424,945)	14,468,821
Deferred Income Tax Assets	5,300,716	3,625,102	176,642	110,135	—	9,212,595
Assets for Insurance Contracts	—	—	1,885,937	—	(547)	1,885,390
Other Non-financial Assets	5,782,609	725,134	27,372	1,099,312	—	7,634,427
Non-current Assets Held for Sale	29,328	—	—	—	—	29,328

TOTAL ASSETS	946,019,300	103,071,416	5,916,613	10,746,799	(10,474,951)	1,055,279,177

LIABILITIES
Deposits	678,102,758	5	—	—	(1,707,028)	676,395,735
Liabilities at Fair Value Through Profit or Loss	—	—	—	—	—	—
Derivative Financial Instruments	57,450	—	—	—	—	57,450
Other Financial Liabilities	40,888,983	55,323,990	—	2,107,556	(849,064)	97,471,465
Financing Received from the Argentine Central Bank and Other Financial Institutions	10,192,180	5,794,722	—	1	(2,153,464)	13,833,439
Debt Securities	7,904,075	10,078,781	—	—	(908,958)	17,073,898
Current Income Tax Liabilities	13,030,588	1,189,775	446,188	560,923	—	15,227,474
Subordinated Debt Securities	21,653,546	—	—	—	—	21,653,546
Provisions	3,432,729	145,058	136,010	62,500	—	3,776,297
Deferred Income Tax Liabilities	—	—	—	136,934	—	136,934
Liabilities for Insurance Contracts	—	—	2,060,999	—	(23)	2,060,976
Other Non-financial Liabilities	18,935,846	4,975,456	686,060	700,947	(40,081)	25,258,228

TOTAL LIABILITIES	794,198,155	77,507,787	3,329,257	3,568,861	(5,658,618)	872,945,442

	Banks	Ecosistema Naranja X	Insurance	Other Businesses	Adjustments	Total as of 12.31.19
ASSETS
Cash and Due from Banks	175,814,936	5,618,935	103,152	963,415	(4,634,039)	177,866,399
Debt Securities at fair value through profit or loss	89,441,583	—	49,837	70	(60,112)	89,431,378
Derivative Financial Instruments	3,170,815	—	—	—	—	3,170,815
Repurchase Transactions	40,944,933	—	—	—	—	40,944,933
Other Financial Assets	7,780,625	6,186,615	435,406	467,944	(10,390)	14,860,200
Loans and Other Financing	421,122,047	65,928,775	358,620	3,428,355	(2,693,645)	488,144,152
Other Debt Securities	21,962,083	1,786,664	2,323,480	—	(178,791)	25,893,436
Financial Assets Pledged as Collateral	15,713,219	9,617	555	2,200	(555)	15,725,036
Current Income Tax Assets	—	20,983	—	34,158	—	55,141
Investments in Equity Instruments	6,200,459	—	—	—	—	6,200,459
Equity Investments in Associates and Joint Ventures	419,309	—	—	—	(419,309)	—
Property, Plant and Equipment	39,565,282	4,636,630	621,167	54,281	—	44,877,360
Intangible Assets	9,698,756	1,995,236	140,317	1,243,959	(1,243,960)	11,834,308
Deferred Income Tax Assets	—	3,428,499	260,000	132,879	—	3,821,378
Assets for Insurance Contracts	—	—	1,608,517	—	—	1,608,517
Other Non-financial Assets	7,223,806	398,757	163,377	1,000,001	(2,953)	8,782,988
Non-current Assets Held for Sale	53,106	—	—	—	—	53,106

TOTAL ASSETS	839,110,959	90,010,711	6,064,428	7,327,262	(9,243,754)	933,269,606

LIABILITIES						—
Deposits	541,621,151	—	—	—	(5,587,455)	536,033,696
Liabilities at Fair Value Through Profit or Loss	1,936,133	—	—	—	—	1,936,133
Derivative Financial Instruments	1,199,533	—	—	—	—	1,199,533
Other Financial Liabilities	51,640,464	43,416,663	—	2,844,848	(748,351)	97,153,624
Financing Received from the Argentine Central Bank and Other Financial Institutions	27,848,878	3,999,344	4,205	—	(916,266)	30,936,161
Debt Securities	25,742,191	14,305,377	—	—	(238,902)	39,808,666
Current Income Tax Liabilities	12,544,435	1,249,899	203,138	44,763	—	14,042,235
Subordinated Debt Securities	21,100,718	—	—	—	—	21,100,718
Provisions	3,379,110	147,522	174,984	38,118	—	3,739,734
Deferred Income Tax Liabilities	2,577,307	—	324,818	118,429	—	3,020,554
Liabilities for Insurance Contracts	—	—	2,004,865	—	(5,457)	1,999,408
Other Non-financial Liabilities	18,421,066	3,721,626	644,329	536,361	(84,055)	23,239,327

TOTAL LIABILITIES	708,010,986	66,840,431	3,356,339	3,582,519	(7,580,486)	774,209,789